Trade Payables (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Trade Payables [Line Items]
Contractual undiscounted repayment obligations is repayable period	1 year
Bottom of Range [Member]
Trade Payables [Line Items]
Trade credit terms	30 days	30 days
Top of Range [Member]
Trade Payables [Line Items]
Trade credit terms	210 days	210 days